Exploration and Evaluation Assets (Schedule of Payment Requirements ) (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total Work commitment	$ 6,600,000
Total Lease payment	4,175,000
Total	10,775,000
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total Work commitment	1,300,000
Total Lease payment	1,215,000
Total	2,515,000
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total Work commitment	1,400,000
Total Lease payment	826,000
Total	2,226,000
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total Work commitment	1,300,000
Total Lease payment	782,000
Total	2,082,000
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total Work commitment	1,300,000
Total Lease payment	676,000
Total	1,976,000
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total Work commitment	1,300,000
Total Lease payment	676,000
Total	$ 1,976,000